SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Deferred Offering Expenses (Policies)	3 Months Ended
Mar. 31, 2021
Policies
Deferred Offering Expenses

Deferred Offering Expenses

During the three months ended March 31, 2021, the Company incurred $143,377 of costs directly related to our planned public securities offering. We have recorded those costs as Deferred Offering Expenses on our balance sheet and will reduce our proceeds from the security sale by those costs and any additional directly related costs yet to be incurred.